UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    Form 13F

                               FORM 13F COVER PAGE

Report for the Calendar Year or Quarter Ended:   December 31, 2008
                                               ---------------------

Check here if Amendment |_|; Amendment Number: __________
     This Amendment (check only one):  |_| is a restatement
                                       |_| add new holdings entries

Institutional Investment Manager Filing this Report:

Name:     Ironwood Investment Management, LLC
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Address:  21 Custom House Street, Suite 240
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          Boston, MA  02110
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          ----------------------------------------

Form 13F File Number: 28-06155

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that is understood that all required items, statements, schedules, lists, and tables are considered integral parts of this form.

Person signing this Report on Behalf of Reporting Manager:

Name:     Charles J. Daly
          ----------------------------------------
Title:    Chief Financial Officer
          ----------------------------------------
Phone:    617.757.7609
          ----------------------------------------

Signature, Place and Date of Signing:


   /s/ Charles J. Daly               Boston, MA                  2/9/09
-------------------------    ------------------------     ----------------------
        [Signature]                 [City, State]                [Date]

Report Type (Check only one)

|X| 13F HOLDINGS REPORT (Check here if all holdings of this reporting manager are reported in this report)

|_| 13F NOTICE (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

|_| 13F COMBINATION REPORT (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

                              FORM 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:                 0
                                          --------------------
Form 13F Information Table Entry Total:           128
                                          --------------------
Form 13F Information Table Value Total:        $207,797
                                          --------------------
                                              (thousands)

List of Other Included Managers:

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

None.

                                                              FORM 13F INFORMATION TABLE
                                                         VALUE   SHARES/   SH/ PUT/ INVSTMT    OTHER          VOTING AUTHORITY
        NAME OF ISSUER         TITLE OF CLASS   CUSIP   (x$1000) PRN AMT   PRN CALL DSCRETN   MANAGERS     SOLE    SHARED    NONE
------------------------------ -------------- --------- -------- --------  --- ---- ------- ------------ -------- -------- --------
4 Kids Entertainment Inc.      com            350865101     296  151060    SH       SOLE                  104720            46340
A.M. Castle & Co.              com            148411101     827   76335    SH       SOLE                   54630            21705
Acco Brands Corp.              com            00081T108     790  229025    SH       SOLE                  212575            16450
Actividentity Corp             com            00506P103    1377  769158    SH       SOLE                  677274            91884
Aes Corp Com                   com            00130H105     240   29160    SH       SOLE                   29160
Airtran Hldgs Inc              com            00949P108     996  224257    SH       SOLE                  224257
Allied Defense Group Com       com            019118108    6644 1071561    SH       SOLE                  988756            82805
American Coml Lines Inc        com            025195207    1101  224790    SH       SOLE                  224790
American Railcar Inds          com            02916P103     250   23770    SH       SOLE                   11860            11910
Ampco Pittsburgh B             com            032037103     537   24745    SH       SOLE                   19260             5485
Analogic Corp New              com            032657207    2567   94113    SH       SOLE                   88423             5690
Ariad Pharmaceuticals Inc      com            04033a100    2341 2754543    SH       SOLE                 2613949           140594
Avalon Pharmaceuticals Com     com            05346p106     336 1154674    SH       SOLE                 1154674
BTU International              com            056032105     901  225140    SH       SOLE                  225140
Bank Of Amer Corp              com            060505104     198   14071    SH       SOLE                   14071
Beacon Roofing Supply Inc      com            073685109    3798  273630    SH       SOLE                  273630
Berkshire Hills Bancorp Inc    com            084680107    3712  120282    SH       SOLE                  117582             2700
Bionova Inc Com                com            090643107     365 1918491    SH       SOLE                 1918491
Boston Privt Finl Hldg Com     com            101119105    1266  185116    SH       SOLE                  185116
Bristol Myers Squibb           com            110122108     289   12432    SH       SOLE                   12432
Bronco Drilling Co Inc         com            112211107    1038  160728    SH       SOLE                  160728
C&d Technologies Inc           com            124661109    1533  489790    SH       SOLE                  489790
Cache Inc.                     com            127150308     888  439799    SH       SOLE                  439799
Carter Inc.                    com            146229109    2674  138822    SH       SOLE                  138822
Ce Franklin Ltd Com            com            125151100     481  190700    SH       SOLE                  142610            48090
Celsion Corp                   com            15117n305    2673 1214930    SH       SOLE                 1214930
Charlotte Russe Hldg           com            161048103    1135  174938    SH       SOLE                  174938
Chemtura Corp                  com            163893100    2090 1493104    SH       SOLE                 1363441           129663
Chiquita Brands Inc.           com            170032809    3311  223995    SH       SOLE                  206730            17265
Citigroup                      com            172967101      85   12725    SH       SOLE                   12725
Citizens First Bancorp Inc     com            17461R106     291  138524    SH       SOLE                  118669            19855
Cpi Aerostructures             com            125919308     400   72725    SH       SOLE                   72725
Danka Business Sys Plc Sponsor com            236277109     65810960354    SH       SOLE                10265374           694980
Denbury Resources Inc.         com            247916208     161   14785    SH       SOLE                   14785
Durect Corp                    com            266605104   12468 3677750    SH       SOLE                 3569465           108285
Dycom Industries               com            267475101    1215  147840    SH       SOLE                  147840
Dynegy Inc Del                 com            26817G102    1295  647431    SH       SOLE                  583631            63800
Eastern Insurance Holdings Inc com            276534104     653   81295    SH       SOLE                   58760            22535
Ems Technologies Inc           com            26873N108    3586  138618    SH       SOLE                  138618
Exxon Mobil Corp               com            30231G102    1198   15001    SH       SOLE                   15001
First Mercury Finl Com         com            320841109     714   50055    SH       SOLE                   50055
Flanders Corp.                 com            338494107    1978  421826    SH       SOLE                  421826
Freightcar America Inc.        com            357023100     830   45435    SH       SOLE                   45435
Frontier Oil Corp.             com            35914P105    2565  203109    SH       SOLE                  186049            17060
General Electric Co            com            369604103     477   29443    SH       SOLE                   29443
Gevity Hr Inc                  com            374393106     222  147084    SH       SOLE                  147084
Goodyear Tire & Rubr Co        com            382550101     165   27555    SH       SOLE                   27555
Gsi Group Inc                  com            36229U102      89  156111    SH       SOLE                  156111
Hanover Insurance Group Inc    com            410867105    7955  185120    SH       SOLE                  176120             9000
Hewlett Packard                com            428236103     649   17870    SH       SOLE                   17870
Hollis-Eden Pharmaceuticals In com            435902101     184  270490    SH       SOLE                  270490
Hooker Furniture Corp          com            439038100     359   46845    SH       SOLE                   35210            11635
Hudson Highland Group Inc      com            443792106     782  233401    SH       SOLE                  233401
I-Many Inc                     com            44973Q103     600 2725460    SH       SOLE                 2725460
Ico Hldgs Inc                  com            449293109    6187 1958043    SH       SOLE                 1882458            75585
Indevus Pharmaceuticals Inc    com            454072109     733  233588    SH       SOLE                  233588
Infocus Corp                   com            45665b106     654  829050    SH       SOLE                  591735           237315
International Coal Group Inc   com            45928H106    1372  596593    SH       SOLE                  579183            17410
Intl Business Machines         com            459200101     814    9671    SH       SOLE                    9671
Ishares Russell 2000           com            464287655    3000   60919    SH       SOLE                   60919
Jos A Bank Clothiers Inc       com            480838101    3777  144422    SH       SOLE                  144422
Kenexa Corp Com                com            488879107    1030  129040    SH       SOLE                  129040
Kona Grill Inc                 com            50047H201     322  146398    SH       SOLE                  146398
LTX-Credence Corp Com          com            502403108     108  401706    SH       SOLE                  401706
Livewire Mobile Inc Com        com            53837P102      84  885051    SH       SOLE                  885051
Madden Steven Ltd              com            556269108    3527  165417    SH       SOLE                  165417
Magnetek Inc.                  com            559424106    5162 2150844    SH       SOLE                 2007774           143070
Material Sciences Corp         com            576674105    1689 1111002    SH       SOLE                 1055782            55220
Maxwell Technologies Inc       com            577767106     523  103244    SH       SOLE                  103244
Mckesson                       com            58155Q103     584   15080    SH       SOLE                   15080
Measurement Specialties Inc    com            583421102     604   86965    SH       SOLE                   86965
Mentor Graphics Corp           com            587200106    1378  266593    SH       SOLE                  266593
Merck                          com            589331107     235    7724    SH       SOLE                    7724
Mercury Computer Systems       com            589378108    2013  319005    SH       SOLE                  319005
Metalico Inc                   com            591176102     573  369436    SH       SOLE                  369436
Mfri Inc Com                   com            552721102    1386  320180    SH       SOLE                  303225            16955
Mocon Inc                      com            607494101    5730  649687    SH       SOLE                  649687
Moduslink Global Solut Com     com            60786L107     659  227884    SH       SOLE                  210459            17425
Motorola                       com            620076109      81   18260    SH       SOLE                   18260
Nautilus Inc                   com            63910B102     721  326282    SH       SOLE                  326282
Newalliance Bancshares Inc     com            650203102    2309  175298    SH       SOLE                  160173            15125
Newpark Res Inc                com            651718504    2128  575199    SH       SOLE                  575199
Novagold Res Inc               com            66987E206     370  251635    SH       SOLE                  215760            35875
Novavax Corp                   com            670002104    6800 3597814    SH       SOLE                 3362559           235255
Olin Corp                      com            680665205     690   38175    SH       SOLE                   29155             9020
Omnova Solutions Inc           com            682129101    1299 1910115    SH       SOLE                 1810250            99865
Parallel Pete Corp Del         com            699157103     382  190121    SH       SOLE                  184651             5470
Pegasystems Inc                com            705573103    3345  270670    SH       SOLE                  270670
Pepsico                        com            713448108     328    5980    SH       SOLE                    5980
Perficient Inc Com             com            71375U101     953  199275    SH       SOLE                  199275
Petrohawk Energy Corp          com            716495106    1182   75598    SH       SOLE                   75598
Pfizer                         com            717081103     272   15373    SH       SOLE                   15373
Plato Learning Inc             com            72764Y100     313  261029    SH       SOLE                  261029
Pma Cap Corp                   com            693419202    2791  394259    SH       SOLE                  394259
Polyone Corp                   com            73179P106    3551 1127145    SH       SOLE                 1055610            71535
Progessive Corp Ohio           com            743315103     214   14475    SH       SOLE                   14475
Progress Software Corp         com            743312100    3828  198776    SH       SOLE                  198776
Proliance International Inc    com            74340r104     217  602516    SH       SOLE                  434506           168010
Quadramed Corp                 com            74730W507    2687  548365    SH       SOLE                  548365
RXI Pharmaceuticals Corp Com   com            74978T109     868  150980    SH       SOLE                  150980
Rti International Metals Inc.  com            74973w107    1801  125885    SH       SOLE                  119115             6770
Semitool Inc Com               com            816909105     790  258877    SH       SOLE                  258877
Shaw Group Inc.                com            820280105    3309  161629    SH       SOLE                  153419             8210
Shoe Carnival Inc              com            824889109    1069  111899    SH       SOLE                  111899
Softbrands Inc                 com            83402A107     353  928857    SH       SOLE                  629050           299807
Sonus Networks Inc             com            835916107    1126  712749    SH       SOLE                  712749
Southwest Bancorp Okla Com     com            844767103    1185   91473    SH       SOLE                   91473
Strategic Diagnostics Inc      com            862700101     341  383448    SH       SOLE                  383448
Sunopta Inc                    com            8676EP108    1084  690657    SH       SOLE                  690657
Sycamore Networks Inc          com            871206108    1548  575503    SH       SOLE                  575503
Sypris Solutions Inc           com            871655106     222  364614    SH       SOLE                  364614
Tempur-Pedic Intl Inc          com            88023U101    2047  288709    SH       SOLE                  274334            14375
Terex                          com            880779103    2326  134275    SH       SOLE                  127805             6470
Trident Microsystems           com            895919108     235  124375    SH       SOLE                   74600            49775
U S Physical Therapy Inc       com            90337L108    3156  236790    SH       SOLE                  236790
Universal Fst Prods Inc        com            913543104     921   34230    SH       SOLE                   34230
Varian Semiconductor Equip Aas com            922207105    5275  291110    SH       SOLE                  291110
Vermillion Inc.                com            92407M206     226  838227    SH       SOLE                  838227
Vicor Corp                     com            925815102    1253  189616    SH       SOLE                  189616
Vivus Inc                      com            928551100    2482  466592    SH       SOLE                  466592
Watts Water Technologies, Inc. com            942749102    2063   82633    SH       SOLE                   82633
Wausau Paper Corp              com            943315101    4693  410215    SH       SOLE                  385165            25050
Westaff Inc.                   com            957070105     235  317605    SH       SOLE                  150534           167071
Whitney Holding Corporation Co com            966612103    1579   98741    SH       SOLE                   98741
Whole Foods Market             com            966837106    1242  131620    SH       SOLE                  131620
Williams Control Inc           com            969465608    4148  569775    SH       SOLE                  534475            35300
Xerox Corp                     com            984121103      91   11480    SH       SOLE                   11480
Zoran Corp Com                 com            98975F101    1288  188635    SH       SOLE                  188635